Business Combinations - Additional Information (Details) € in Millions, ₨ in Millions, ¥ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($) Acquisition	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Apr. 20, 2022 EUR (€)	Apr. 20, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 13, 2020 USD ($)	May 23, 2019 USD ($)	May 23, 2019 EUR (€)	Apr. 01, 2019 USD ($)	Apr. 01, 2019 JPY (¥)
Disclosure Of Business Combinations [Line Items]
Estimated fair value on acquisition	$ 189,000,000
Percentage of voting interests	100.00%
Number of business combinations completed | Acquisition	3
Goodwill, not tax deductible	$ 70,000,000
Cash consideration	176,000,000
Contingent consideration on acquisition	13,000,000
Contingent consideration undiscounted value						$ 9,000,000
Trade receivables acquired	15,000,000
Transaction cost related to the acquisition	$ 2,000,000
Bottom of Range
Disclosure Of Business Combinations [Line Items]
Term for retention payouts payable to employees	1 year
Top of Range
Disclosure Of Business Combinations [Line Items]
Term for retention payouts payable to employees	2 years
Bottom of Range
Disclosure Of Business Combinations [Line Items]
Key input used in determining fair value of contingent consideration discount rate	12.00%
Top of Range
Disclosure Of Business Combinations [Line Items]
Key input used in determining fair value of contingent consideration discount rate	13.50%
HIPUS Co. Ltd.
Disclosure Of Business Combinations [Line Items]
Estimated fair value on acquisition										$ 30,000,000
Trade receivables acquired										202,000,000
Transaction cost related to the acquisition			$ 1,000,000
Trade payables acquired										218,000,000
Stater N.V
Disclosure Of Business Combinations [Line Items]
Estimated fair value on acquisition								$ 171,000,000
Trade receivables acquired								$ 11,000,000
Transaction cost related to the acquisition		$ 1,000,000
Outbox systems Inc. dba Simplus
Disclosure Of Business Combinations [Line Items]
Estimated fair value on acquisition							$ 191,000,000
Cash consideration							180,000,000
Contingent consideration on acquisition							11,000,000
Trade receivables acquired							$ 10,000,000
Transaction cost related to the acquisition		$ 1,000,000
Outbox systems Inc. dba Simplus | Top of Range
Disclosure Of Business Combinations [Line Items]
Retention Payables	$ 50,000,000
Infosys Consulting Pte Limited | oddity | Event After Reporting Period | Top of Range
Disclosure Of Business Combinations [Line Items]
Estimated fair value on acquisition				€ 50	₨ 4,200
Infosys Consulting Pte Limited | HIPUS Co. Ltd.
Disclosure Of Business Combinations [Line Items]
Estimated fair value on acquisition										$ 30,000,000	¥ 3,290
Percentage of ownership and voting interests										81.00%	81.00%
Percentage of equity interest		81.00%
Infosys Consulting Pte Limited | Stater N.V
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests								75.00%	75.00%
Percentage of equity interest		75.00%
Infosys Consulting Pte Limited | Stater N.V | Top of Range
Disclosure Of Business Combinations [Line Items]
Estimated fair value on acquisition								$ 171,000,000	€ 154
Infosys Nova Holdings LLC | Outbox systems Inc. dba Simplus
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests							100.00%
Cash consideration							$ 180,000,000
Infosys Nova Holdings LLC | Outbox systems Inc. dba Simplus | Top of Range
Disclosure Of Business Combinations [Line Items]
Estimated fair value on acquisition							200,000,000
Contingent consideration on acquisition							$ 20,000,000